Loans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable

Loans by facility as of March 31, 2011 and March 31, 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Retail loans:
Auto loans	Rs.	257,670.2	Rs.	310,822.5	US$	6,107.7
Personal loans/ Credit cards		158,283.2		219,137.9		4,306.1
Retail business banking		207,975.5		284,431.5		5,589.1
Commercial vehicle and construction equipment finance		143,962.0		228,751.1		4,495.0
Housing loans		115,322.9		142,897.4		2,808.0
Other retail loans		96,930.8		158,926.4		3,123.0

Subtotal	Rs.	980,144.6	Rs.	1,344,966.8	US$	26,428.9

Wholesale loans	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Gross loans		1,648,750.3		2,034,281.2		39,974.1
Less: Allowance for credit losses		25,894.3		27,906.9		548.4

Total	Rs.	1,622,856.0	Rs.	2,006,374.3	US$	39,425.7

Financing Receivable, by Contractual Maturity

The contractual residual maturity of gross loans as of March 31, 2012 is set out below:

	As of March 31, 2012
	Wholesale loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	363,954.8	Rs.	442,975.0	Rs.	806,929.8
Over one year through five years		278,063.4		777,220.1		1,055,283.5
Over five years		47,296.2		124,771.7		172,067.9

Total gross loans	Rs.	689,314.4	Rs.	1,344,966.8	Rs.	2,034,281.2

	US$	13,545.2	US$	26,428.9	US$	39,974.1

Financing Receivable Credit Quality Indicators

Gross loans analyzed by performance are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Performing	Rs.	1,628,087.9	Rs.	2,015,246.3	US$	39,600.1
Impaired		20,662.4		19,034.9		374.0

Total gross loans	Rs.	1,648,750.3	Rs.	2,034,281.2	US$	39,974.1

Past Due Financing Receivables

The following table provides details of age analysis of loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,031.6	Rs.	982.6	Rs.	255,656.0	Rs.	257,670.2
Personal loans/Credit card		1,567.0		1,304.9		155,411.3		158,283.2
Retail business banking		1,377.7		5,126.2		201,471.6		207,975.5
Commercial vehicle and construction equipment finance		871.6		730.2		142,360.2		143,962.0
Housing loans		112.2		448.3		114,762.4		115,322.9
Other retail		2,373.8		2,567.3		91,989.7		96,930.8
Wholesale loans		1,774.3		9,502.9		657,328.5		668,605.7

Total	Rs.	9,108.2	Rs.	20,662.4	Rs.	1,618,979.7	Rs.	1,648,750.3

	As of March 31, 2012
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,081.2	Rs.	952.5	Rs.	308,788.8	Rs.	310,822.5
Personal loans/Credit card		1,376.2		1,087.4		216,674.3		219,137.9
Retail business banking		1,801.9		5,015.4		277,614.2		284,431.5
Commercial vehicle and construction equipment finance		2,087.5		1,589.4		225,074.2		228,751.1
Housing loans		81.3		402.1		142,414.0		142,897.4
Other retail		2,434.4		2,264.5		154,227.5		158,926.4
Wholesale loans		1,256.7		7,723.6		680,334.1		689,314.4

Total	Rs.	10,119.2	Rs.	19,034.9	Rs.	2,005,127.1	Rs.	2,034,281.2

Total	US$	198.8	US$	374.0	US$	39,401.3	US$	39,974.1

Impaired Financing Receivables

Impaired loans by industry as of March 31, 2011 and March 31, 2012 by facility are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Gross impaired loans by industry:
—NBFC/Financial Intermediaries	Rs.	2,147.1	Rs.	1,782.7	US$	35.0
—Textiles & Garments		1,410.0		1,430.5		28.1
—Wholesale/Retail Trade		2,616.6		907.5		17.8
—Others (none greater than 5% of impaired loans)		14,488.7		14,914.2		293.1

Total	Rs.	20,662.4	Rs.	19,034.9	US$	374.0

Summary information relating to impaired loans during the years ended March 31, 2010, 2011 and 2012 is as follows:

	Fiscal Year ended March 31,
	2010		2011		2012		2012
	(In millions)
Average impaired loans, net of allowance	Rs.	5,889.8	Rs.	5,007.6	Rs.	4,145.4	US$	81.5
Interest income recognized on impaired loans	Rs.	591.4	Rs.	1,292.5	Rs.	1,668.3	US$	32.8

Allowance for Credit Losses on Financing Receivables

Allowance for credit losses as of March 31, 2011 are as follows:

	As of March 31, 2011
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	1,066.6	Rs.	1,650.9	Rs.	3,632.9	Rs.	804.9	Rs.	281.6	Rs.	1,772.6	Rs.	4,610.8	Rs.	8,954.9	Rs.	985.4	Rs.	23,760.6
Write-offs		(1,986.0)		(7,154.6)		(200.2)		(496.0)		(155.5)		(1,185.3)		(668.2)						(11,845.8)
Net allowance for credit losses*		1,422.5		6,398.9		964.1		285.2		111.1		1,298.6		3,634.9		(597.9)		462.1		13,979.5

Allowance for credit losses, end of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	7,577.5	Rs.	0	Rs.	0	Rs.	7,577.5
Allowance collectively evaluated for impairment		503.1		895.2		4,396.8		594.1		237.2		1,885.9		0		8,357.0		1,447.5		18,316.8
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		9,502.9		0		0		9,502.9
Loans collectively evaluated for impairment		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		0		968,985.1		659,102.8		1,639,247.4

*	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,357.6 million.

Allowance for credit losses as of March 31, 2012 are as follows:

	As of March 31, 2012
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3	US$	508.8
Write-offs		(1,277.1)		(4,862.7)		(220.6)		(555.8)		(46.3)		(448.7)		(2,818.4)						(10,229.6)		(201.0)
Net allowance for credit losses*		1,235.7		4,723.4		366.5		939.7		78.5		438.1		1,674.6		3,025.5		(239.8)		12,242.2		240.6

Allowance for credit losses, end of the period	Rs.	461.7	Rs.	755.9	Rs.	4,542.7	Rs.	978.0	Rs.	269.4	Rs.	1,875.3	Rs.	6,433.7	Rs.	11,382.5	Rs.	1,207.7	Rs.	27,906.9	US$	548.4

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	6,433.7	Rs.	0	Rs.	0	Rs.	6,433.7	US$	126.4
Allowance collectively evaluated for impairment		461.7		755.9		4,542.7		978.0		269.4		1,875.3		0		11,382.5		1,207.7		21,473.2		422.0
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		7,723.6		0		0		7,723.6		151.8
Loans collectively evaluated for impairment		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		0		1,333,655.5		681,590.8		2,026,557.6		39,822.3

*	Net allowances for credit losses charged to expense does not include the recoveries against write off cases amounting to Rs 4,404.9 million.

Schedule of Interest and Fee Income, Loans and Leases

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Wholesale	Rs.	38,902.5	Rs.	56,634.7	Rs.	69,779.9	US$	1,371.2
Retail loans		79,462.0		97,085.0		140,535.8		2,761.6

Total	Rs.	118,364.5	Rs.	153,719.7	Rs.	210,315.7	US$	4,132.8

Wholesale loans
Financing Receivable Credit Quality Indicators

Wholesale Loans

We have in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Our model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2011		2012		2012
	(In millions)
Credit quality indicators - Internally assigned grade and payment activity
Pass	Rs.	658,351.4	Rs.	680,542.4	US$	13,372.8
Labeled		751.4		1,048.4		20.6
Impaired		9,502.9		7,723.6		151.8

Total	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Retail Loans
Financing Receivable Credit Quality Indicators

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2011 and as of March 31, 2012 is given below.

	As of March 31, 2011
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	256,687.6	Rs.	156,978.3	Rs.	202,849.3	Rs.	143,231.8	Rs.	114,874.6	Rs.	94,363.5	Rs.	968,985.1
Impaired		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		11,159.5

Total	Rs.	257,670.2	Rs.	158,283.2	Rs.	207,975.5	Rs.	143,962.0	Rs.	115,322.9	Rs.	96,930.8	Rs.	980,144.6

	As of March 31, 2012
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	309,870.0	Rs.	218,050.5	Rs.	279,416.1	Rs.	227,161.7	Rs.	142,495.3	Rs.	156,661.9	Rs.	1,333,655.5
Impaired		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		11,311.3

Total	Rs.	310,822.5	Rs.	219,137.9	Rs.	284,431.5	Rs.	228,751.1	Rs.	142,897.4	Rs.	158,926.4	Rs.	1,344,966.8

	US$	6,107.7	US$	4,306.1	US$	5,589.1	US$	4,495.0	US$	2,808.0	US$	3,123.0	US$	26,428.9

Retail and Commercial
Impaired Financing Receivables

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans. The following table provides details of impaired loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans
Auto loans	Rs.	982.6	Rs.	982.6	Rs.	503.1	Rs.	1,404.0	Rs.	982.6
Personal loans/ Credit card		1,304.9		1,304.9		895.2		1,839.9		1,304.9
Retail business banking		5,126.2		5,126.2		4,396.8		5,007.9		5,126.2
Commercial vehicle and construction equipment finance		730.2		730.2		594.1		1,019.4		730.2
Housing loans		448.3		448.3		237.2		437.2		448.3
Other retail		2,567.3		2,567.3		1,885.9		2,390.4		1,810.5
Wholesale loans		9,502.9		9,502.9		7,577.5		7,863.9		6,321.7

Total	Rs.	20,662.4	Rs.	20,662.4	Rs.	16,089.8	Rs.	19,962.7	Rs.	16,724.4

The Bank holds no recorded impaired loans for which there is no related allowance.

	As of March 31, 2012
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans

Auto loans	Rs.	952.5	Rs.	952.5	Rs.	461.7	Rs.	967.6	Rs.	952.5
Personal loans/ Credit card		1,087.4		1,087.4		755.9		1,196.2		1,087.4
Retail business banking		5,015.4		5,015.4		4,542.7		5,070.8		5,015.4
Commercial vehicle and construction equipment finance		1,589.4		1,589.4		978.0		1,159.8		1,589.4
Housing loans		402.1		402.1		269.4		425.2		402.1

Other retail		2,264.5		2,264.5		1,875.3		2,415.9		2,264.5

Wholesale loans		7,723.6		7,723.6		6,433.7		8,613.3		7,099.2

Total	Rs.	19,034.9	Rs.	19,034.9	Rs.	15,316.7	Rs.	19,848.8	Rs.	18,410.5

Total	US$	374.0	US$	374.0	US$	301.0	US$	390.0	US$	361.8